BTS Bond Asset Allocation Fund
BTS Bond Asset Allocation Fund
Investment Objective:
The Fund seeks to provide total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 24 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 57 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BTS Bond Asset Allocation Fund	Class A shares	Class C shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BTS Bond Asset Allocation Fund		Class A shares	Class C shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.35%	0.35%
Acquired Fund Fees and Expenses	[1]	0.51%	0.51%
Total Annual Fund Operating Expenses		2.11%	2.86%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example BTS Bond Asset Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	703	1,128	1,577	2,819
Class C shares	289	886	1,508	3,185

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover was 235% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in bond instruments. The Fund defines bond instruments to include fixed income securities, derivatives based on fixed income securities, other investment companies that invest primarily in fixed income securities (“Underlying Funds”) and preferred stocks. This 80% bond investment policy can be changed without shareholder approval, however, shareholders would be given at least 60 days’ notice prior to any such change.

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of bonds without restriction as to maturity, credit quality, type of issuer, country or currency.

• The Fund may invest in bonds issued by the U.S. Government, its agencies and instrumentalities.

• The Fund may invest in investment grade corporate bonds, as well as higher-yielding, higher-risk corporate bonds — commonly known as “high yield” or “junk” bonds — with medium to low credit quality ratings. High yield bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S & P”). High yield bonds have a higher expected rate of default than investment grade bonds.

• The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

The adviser uses an active trading strategy based on a proprietary technical trend-following model to take advantage of trends and momentum in the bond market. Using this model the adviser expects the Fund to invest aggressively in securities of a particular bond asset category when trends are positive or, conversely, sell securities in that bond asset category when trends are unfavorable.

The adviser’s investment approach includes two primary components:

Defensive Capital Preservation. When the adviser believes that interest rates will rise or high yield market credit conditions will deteriorate, investments will be focused in money market instruments and/or defensive positions such as short sales, inverse Underlying Funds or short positions in derivatives.

Aggressive Total Return. When the adviser believes that interest rates will fall or remain steady and/or high yield market credit conditions will improve, investments will be focused in medium-term and long-term U.S. Government securities and/or high yield bond instruments, including derivatives. These investments produce income and have the potential for capital appreciation generated by declining interest rates and/or improving high yield market credit fundamentals.

Although the adviser’s investment strategy contemplates investments across multiple bond classes, the Fund may be entirely invested in one bond class. For example, the Fund may be invested entirely in high-yield bonds, or entirely in U.S. Government securities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk and liquidity risk.

• Fixed Income Risk. When the Fund invests in fixed income securities, derivatives on fixed income securities or Underlying Funds that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund’s inception. Had the Advisor not reimbursed a trade error Class A returns would have been 6.25% in 2012. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btsfunds.com or by calling 1-877-BTS-9820.

Performance Bar Chart For Calendar Years Ended December 31, Class A returns do not reflect sales charges and would be lower if they did.

Best Quarter:	9/30/12	3.57%
Worst Quarter:	6/30/12	(2.48)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns BTS Bond Asset Allocation Fund		Label	One Year	Since Inception	Inception Date
Class A shares		Return before taxes	0.93%	1.31%	Jan. 04, 2010
Class A shares Return after taxes on distributions			(0.29%)	0.36%
Class A shares Return after taxes on distributions and sale of Fund			0.58%	0.56%
Class C shares	[1]	Return before taxes	5.58%	2.35%	Jan. 04, 2010
Barclays Aggregate Bond Index			4.22%	6.16%
[1]	Had the Adviser not reimbursed a trade error, Class C returns would have been 5.47% in 2012.

The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Index return assumes reinvestment of interest. Investors may not invest in the Index directly; unlike the Fund’s returns the Index does not reflect any fees or expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After tax returns for Class C Shares would differ from Class A returns.

BTS Diversified Income Fund
BTS Diversified Income Fund
Investment Objective:
The Fund seeks to generate current income
with capital preservation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 24 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 57 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BTS Diversified Income Fund	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BTS Diversified Income Fund		Class A Shares	Class C Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.62%	0.62%
Acquired Fund Fees and Expenses	[1][2]	0.35%	0.35%
Total Annual Fund Operating Expenses		1.97%	2.72%
[1]	Based on estimated amounts for the Funds current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Funds current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example BTS Diversified Income Fund (USD $)	1 Year	3 Years
Class A Shares	690	1,087
Class C Shares	275	844

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund invests primarily in income producing securities. The Fund defines income producing securities to include fixed income securities, derivatives based on fixed income securities, other investment companies that invest primarily in fixed income securities (“Underlying Funds”) and preferred stocks. The Fund’s investment objective is a non-fundamental policy and may be changed by the Funds’ Board of Trustees upon 60 days written notice to shareholders.

The Fund’s adviser (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of income producing securities without restriction as to maturity, credit quality, type of issuer, country or currency. The Fund may invest in debt securities in default or those that are rated below investment grade (high yield or “junk” bonds) The Adviser uses an active trading strategy based on a proprietary technical trend-following model to take advantage of trends and momentum in the bond market, (the “Market Trend Indicators”). The Market Trend Indicators contemplate a broad range of market data, technical analysis and economic factors to allocate assets to either long or short positions.

The Adviser employs its proprietary financial research process, which includes: (1) top-down economic analysis, (2) quantitative research, (3) momentum forecasting and (4) technical analysis to assess trends, investment opportunities across the securities markets and to allocate the Fund's investment portfolio primarily between (i)high yield bond securities, (ii) income producing securities (iii) inverse high yield bond securities and (iv) inverse U.S. Government bond securities. The Fund is actively managed and the Adviser anticipates that the Fund will have a high portfolio turnover rate. The Adviser executes a portion of the Fund’s strategy by allocating assets to four strategically diverse fixed income categories: high yield securities or mutual funds, total return securities or mutual funds, long or inverse (short) high yield securities or mutual funds and long or inverse (short) U.S. Government Bond securities or mutual funds.

• High Yield Bond Securities - The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps. While there is no limitation on the amount the Fund may invest in high yield bonds, the Fund intends to allocate approximately 30% of its assets among several top performing high yield bond (commonly known as “junk” bonds) securities, including mutual funds, available to BTS Asset Management, Inc. (the “Adviser”) according to data provided by leading investment analysis firms in coordination with the BTS Investment Committee evaluations. The selection process includes an analysis of securities by the adviser with the aim of choosing securities that the adviser believes will continue to offer top tier performance in the future.

• Total Return Securities - The Fund allocates approximately 30% of its assets to income producing securities or bond funds available to the adviser according to data provided by leading investment analysis firms in coordination with the BTS Investment Committee evaluations.

• Long/Short Positions - In an effort to take advantage of market trends, the Fund allocates approximately 40% of its assets in long or short positions in High Yield Bonds and Government Bonds.

o High Yield - The Fund positions approximately 30% of its assets in long or short securities with high liquidity. Liquid securities are those that allow active trading This portion of the Fund’s investment strategy is particularly important when high yield bonds are declining since it may cushion or possibly offset entirely any losses in the base High Yield Bond allocation.

o Government - The Fund positions approximately 10% in U.S. Government Bonds that offer long and short (inverse) options. When long term interest rates go down, the prices of long term government bond securities should go up. Conversely, when long term interest rates move up, an inverse government bond security generally goes up as well. This allocation enables the adviser to manage the effects of unique events that increase potential risk to capital.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

• Fixed Income Risk. When the Fund invests in fixed income securities, derivatives on fixed income securities or Underlying Funds that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• Hedging and Derivatives Risk. The Fund may seek to execute an investment strategy or hedge by purchasing or entering into derivative contracts such as futures, options on futures, swaps or purchasing securities whose prices are expected to move inversely to prices of the Fund’s portfolio of securities. The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Inverse (Short-Position) Risk. Inverse mutual funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge.

• Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, engaging in forward commitment transactions and short selling will magnify the Fund’s gains or losses.

• Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Short Selling Risk. The Fund will engage in short selling activities and take short positions in derivatives, which are significantly different from the investment activities commonly associated with conservative bond funds. Positions in shorted securities and short positions are speculative and more risky than “long” positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on an uncovered short sale or short position is potentially unlimited, whereas the potential loss on long positions is limited to the original purchase price.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

• Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.btsfunds.com or by calling 1-877-BTS-9820 (1-877-287-9820).